Environmental Matters (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Environmental Matters Disclosure [Abstract]
Estimated environmental capital expenditures from 2012 through 2016	$ 553
Acid rain allowance ratio	1
Impairment charge on emission allowances	$ 160